Long-Term Debt (Maturities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 5
2018	5
2019	2,248
2020	606
2021	806
Thereafter	891
Total debt	$ 4,561	$ 1,976